Securitizations And Variable Interest Entities	12 Months Ended
Dec. 31, 2015
Securitizations And Variable Interest Entities [Abstract]
Securitizations And Variable Interest Entities Disclosure [Text Block]
Securitizations and Variable Interest Entities
Overview
We are involved in several types of securitization and financing transactions that utilize special-purpose entities (SPEs). A SPE is an entity that is designed to fulfill a specified limited need of the sponsor. Our principal use of SPEs is to obtain liquidity by securitizing certain of our financial assets and operating lease assets.
The transaction-specific SPEs involved in our securitization and other financing transactions are often considered VIEs. VIEs are entities that have either a total equity investment at risk that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors at risk lack the ability to control the entity's activities.
We no longer securitize consumer mortgage loans through transactions involving the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Government National Mortgage Association (Ginnie Mae) (collectively, the Government-sponsored Enterprises, or GSEs), or through private-label mortgage securitizations. Accordingly, the discussion below represents our current involvement with VIEs as of December 31, 2015, except where otherwise stated or where comparative information is presented.
Securitizations
We provide a wide range of consumer and commercial automotive loans, operating leases, and commercial loans to a diverse customer base. We securitize consumer and commercial automotive loans, and operating leases through private-label securitizations. We often securitize these loans and notes securitized by operating leases (collectively referred to as financial assets) through the use of securitization entities, which may or may not be consolidated on our Consolidated Balance Sheet.
In executing a securitization transaction, we typically sell pools of financial assets to a wholly owned, bankruptcy-remote SPE, which then transfers the financial assets to a separate, transaction-specific SPE for cash, and typically, other retained interests. The securitization entity is funded through the issuance of beneficial interests in the securitized financial assets. The beneficial interests take the form of either notes or trust certificates, which are sold to investors and/or retained by us. These beneficial interests are collateralized by the transferred financial assets and entitle the investors to specified cash flows generated from the underlying securitized assets. In addition to providing a source of liquidity and cost-efficient funding, securitizing these financial assets also reduces our credit exposure to the borrowers beyond any economic interest we may retain.
Each securitization is governed by various legal documents that limit and specify the activities of the securitization entity. The securitization entity is generally allowed to acquire the financial assets, to issue beneficial interests to investors to fund the acquisition of the financial assets, and to enter into derivatives or other yield maintenance contracts to hedge or mitigate certain risks related to the financial assets or beneficial interests of the entity. A servicer, who is generally us, is appointed pursuant to the underlying legal documents to service the assets the securitization entity holds and the beneficial interests it issues. Servicing functions include, but are not limited to, general collection activity on current and noncurrent accounts, loss mitigation efforts including repossession and sale of collateral, as well as preparing and furnishing statements summarizing the asset and beneficial interest performance. Our servicing responsibilities, which constitute continued involvement in the transferred financial assets, consist of primary servicing (i.e., servicing the underlying transferred financial assets) and master servicing (i.e., servicing the beneficial interests that result from the securitization transactions).
Cash flows from the assets initially transferred into the securitization entity represent the sole source for payment of distributions on the beneficial interests issued by the securitization entity and for payments to the parties that perform services for the securitization entity, such as the servicer or the trustee.
We typically hold retained beneficial interests in our securitizations including, but not limited to, senior or subordinated ABS and residuals; and other residual interests. These retained interests may represent a form of significant continuing economic interests. Certain of these retained interests provide credit enhancement to the trust as they may absorb credit losses or other cash shortfalls. Additionally, the securitization agreements may require cash flows to be directed away from certain of our retained interests due to specific over-collateralization requirements, which may or may not be performance-driven.
We generally hold certain conditional repurchase options specific to securitizations that allow us to repurchase assets from the securitization entity. The majority of the securitizations provide us, as servicer, with a call option that allows us to repurchase the remaining transferred financial assets or redeem outstanding beneficial interests at our discretion once the asset pool reaches a predefined level, which represents the point where servicing becomes burdensome (a clean-up call option). The repurchase price is typically the discounted securitization balance of the assets plus accrued interest when applicable. We generally have discretion regarding when or if we will exercise these options, but we would do so only when it is in our best interest.
Other than our customary representation and warranty provisions, these securitizations are nonrecourse to us, thereby transferring the risk of future credit losses to the extent the beneficial interests in the securitization entities are held by third parties. Representation and warranty provisions generally require us to repurchase assets or indemnify the investor or other party for incurred losses to the extent it is determined that the assets were ineligible or were otherwise defective at the time of sale. We did not provide any noncontractual financial support to any of these entities during 2015 or 2014.
Consolidation of Variable Interest Entities
The determination of whether the assets and liabilities of the VIEs are consolidated on our balance sheet (also referred to as on-balance sheet) or not consolidated on our balance sheet (also referred to as off-balance sheet) depends on the terms of the related transaction and our continuing involvement (if any) with the VIE. We are deemed the primary beneficiary and therefore consolidate VIEs for which we have both (a) the power, through voting rights or similar rights, to direct the activities that most significantly impact the VIE's economic performance, and (b) a variable interest (or variable interests) that (i) obligates us to absorb losses that could potentially be significant to the VIE; and/or (ii) provides us the right to receive residual returns of the VIE that could potentially be significant to the VIE. We determine whether we hold a significant variable interest in a VIE based on a consideration of both qualitative and quantitative factors regarding the nature, size, and form of our involvement with the VIE. We assess whether we are the primary beneficiary of a VIE on an ongoing basis.
We are generally determined to be the primary beneficiary in VIEs established for our securitization activities when we have a controlling financial interest in the VIE, primarily due to our servicing activities, and we hold a beneficial interest in the VIE that could be potentially significant. The consolidated VIEs included in the Consolidated Balance Sheet represent separate entities with which we are involved. The third-party investors in the obligations of consolidated VIEs have legal recourse only to the assets of the VIEs and do not have such recourse to us, except for the customary representation and warranty provisions. In addition, the cash flows from the assets are restricted only to pay such liabilities. Thus, our economic exposure to loss from outstanding third-party financing related to consolidated VIEs is limited to the carrying value of the consolidated VIE assets. Generally, all assets of consolidated VIEs, presented below based upon the legal transfer of the underlying assets in order to reflect legal ownership, are restricted for the benefit of the beneficial interest holders.
The nature, purpose, and activities of nonconsolidated securitization entities are similar to those of our consolidated securitization entities with the primary difference being the nature and extent of our continuing involvement. We are generally not determined to be the primary beneficiary in VIEs established for our securitization activities when we either do not hold potentially significant variable interests or do not provide servicing or asset management functions for the financial assets held by the securitization entity. Additionally, to qualify for off-balance sheet treatment, transfers of financial assets must meet appropriate sale accounting conditions. For nonconsolidated securitization entities, the transferred financial assets are removed from our balance sheet provided the conditions for sale accounting are met. The financial assets obtained from the securitization are primarily reported as cash, or retained interests (if applicable). Liabilities incurred as part of these securitization transactions, such as representation and warranty provisions, are recorded at fair value at the time of sale and are reported as accrued expenses and other liabilities on our Consolidated Balance Sheet. Upon the sale of the loans, we recognize a gain or loss on sale for the difference between the assets recognized, the assets derecognized, and the liabilities recognized as part of the transaction.
There were no sales of financial assets into nonconsolidated securitization trusts and similar asset-backed financing entities for consumer mortgage GSEs for the years ended December 31, 2015, and 2014, while there were $112 million of pretax gains on sales for the year ended December 31, 2013. The pretax loss recognized for consumer automotive was $3 million for the year ended December 31, 2015, while there was a pretax gain of $1 million for the year ended December 31, 2014, and no pretax gains or losses for the year ended December 31, 2013.
We provide long-term guarantee contracts to investors in certain nonconsolidated affordable housing entities and have extended a line of credit to provide liquidity and minimize our exposure under these contracts. Since we do not have control over the entities or the power to make decisions, we do not consolidate the entities and our involvement is limited to the guarantee and the line of credit.
We have involvement with various other nonconsolidated equity investments, including affordable housing entities and venture capital funds and loan funds. We do not consolidate these entities and our involvement is limited to our outstanding investment, additional capital committed to these funds plus any previously recognized low income housing tax credits that are subject to recapture.
Our involvement with consolidated and nonconsolidated VIEs in which we hold variable interests is presented below.

December 31, ($ in millions)	Consolidated involvement with VIEs		Assets of nonconsolidated VIEs (a)		Maximum exposure to loss in nonconsolidated VIEs
2015
On-balance sheet variable interest entities
Consumer automotive	$27,967	(b)
Commercial automotive	16,763
Off-balance sheet variable interest entities
Consumer automotive	—		$3,034		$3,034	(c)
Commercial other	210	(d)	—	(e)	493	(f)
Total	$44,940		$3,034		$3,527
2014
On-balance sheet variable interest entities
Consumer automotive	$31,966	(b)
Commercial automotive	18,153
Off-balance sheet variable interest entities
Consumer automotive	—		$2,801		$2,801	(c)
Commercial other	146	(d)	—	(e)	362	(f)
Total	$50,265		$2,801		$3,163

(a)	Asset values represent the current unpaid principal balance of outstanding consumer finance receivables and loans within the VIEs.

(b)
Includes $10.6 billion and $12.7 billion of assets which are not encumbered by VIE beneficial interests held by third parties at December 31, 2015, and December 31, 2014, respectively. Ally or consolidated affiliates hold the interests in these assets which eliminate in consolidation.

(c)
Maximum exposure to loss represents the current unpaid principal balance of outstanding loans based on our customary representation and warranty provisions. This measure is based on the unlikely event that all of the loans have underwriting defects or other defects that trigger a representation and warranty provision and the collateral supporting the loans are worthless. This required disclosure is not an indication of our expected loss.

(d)
Includes $222 million and $164 million classified as other assets, offset by $12 million and $18 million classified as accrued expenses and other liabilities at December 31, 2015, and December 31, 2014, respectively.

(e)	Includes a VIE for which we have no management oversight and therefore we are not able to provide the total assets of the VIEs.

(f)
For certain nonconsolidated affordable housing entities, maximum exposure to loss represents the yield we guaranteed investors through long term guarantee contracts. The amount disclosed is based on the unlikely event that the underlying properties cease generating yield to investors and the yield delivered to investors in the form of low income tax housing credits is recaptured. For nonconsolidated equity investments, maximum exposure to loss represents our outstanding investment, additional committed capital, and low income housing tax credits subject to recapture. The amount disclosed is based on the unlikely event that our committed capital is funded, our investments become worthless, and the tax credits previously delivered to us are recaptured. This required disclosure is not an indication of our expected loss.

On-balance Sheet Variable Interest Entities
The consolidated VIEs included in the Consolidated Balance Sheet represent separate entities with which we are involved. The third-party investors in the obligations of consolidated VIEs have legal recourse only to the assets of the VIEs and do not have such recourse to us, except for the customary representation and warranty provisions. In addition, the cash flows from the assets are restricted only to pay such liabilities. Thus, our economic exposure to loss from outstanding third-party financing related to consolidated VIEs is significantly less than the carrying value of the consolidated VIE assets. All assets of consolidated VIEs, presented below based upon the legal transfer of the underlying assets in order to reflect legal ownership, are restricted for the benefit of the beneficial interest holders.

December 31, ($ in millions)	2015	2014
Assets
Finance receivables and loans, net
Consumer	$11,682	$12,594
Commercial	16,247	17,487
Allowance for loan losses	(196)	(179)
Total finance receivables and loans, net	27,733	29,902
Investment in operating leases, net	4,791	5,595
Other assets	1,624	1,964
Total assets	$34,148	$37,461
Liabilities
Long-term debt	20,267	24,297
Accrued expenses and other liabilities	22	173
Total liabilities	$20,289	$24,470

Cash Flows with Off-balance Sheet Variable Interest Entities
The following table summarizes cash flows received and paid related to securitization entities, asset-backed financings, or other similar transfers of financial assets where the transfer is accounted for as a sale and we have a continuing involvement with the transferred assets (e.g., servicing) that were outstanding in 2015, 2014, and 2013. Additionally, this table contains information regarding cash flows received from and paid to nonconsolidated securitization entities that existed during each period.

Year ended December 31, ($ in millions)	Consumer automotive	Consumer mortgage
2015
Cash proceeds from transfers completed during the period	$1,551	$—
Servicing fees	28	—
2014
Cash proceeds from transfers completed during the period	$2,594	$—
Servicing fees	11	—
Representations and warranties obligations	—	(31)
2013
Cash proceeds from transfers completed during the period	$—	$8,676
Servicing fees	13	70
Representations and warranties obligations	—	(66)
Other cash flows	—	70

Delinquencies and Net Credit Losses
The following table represents on-balance sheet loans held-for-sale and finance receivable and loans, off-balance sheet securitizations, and whole-loan sales where we have continuing involvement. The table presents quantitative information about delinquencies and net credit losses.

	Total Amount		Amount 60 days or more past due		Net credit losses
December 31, ($ in millions)	2015	2014	2015	2014	2015	2014
On-balance sheet loans
Consumer automotive	$64,292	$58,085	$591	$457	$578	$501
Consumer mortgage	9,773	7,926	108	151	31	43
Commercial automotive	34,895	34,022	—	9	3	1
Commercial other	2,745	1,918	—	—	(3)	(8)
Total on-balance sheet loans	111,705	101,951	699	617	609	537
Off-balance sheet securitization entities
Consumer automotive	2,529	2,801	9	5	5	1
Total off-balance sheet securitization entities	2,529	2,801	9	5	5	1
Whole-loan transactions (a)	2,252	929	13	33	—	6
Total	$116,486	$105,681	$721	$655	$614	$544

(a)	Whole-loan transactions are not part of a securitization transaction, but represent consumer automotive pools of loans sold to third-party investors.